Taxes - Taxes payable (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Corporation income tax payable	$ 758,094	$ 415,488
Other tax payable	292,717	155,866
Total	$ 1,050,811	$ 571,354